Quarterly Financial Information (Unaudited) - Unaudited Condensed Consolidated Interim Statements of Financial Position (Details) - GBP (£)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	May 22, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	£ 3,078,000	£ 3,395,000	£ 3,653,000		£ 3,821,000	£ 2,690,000
Right of use assets	1,969,000	1,978,000	2,128,000		2,453,000	3,121,000
Intangible assets	132,000	265,000	481,000		1,018,000	2,048,000
Non-current assets	5,179,000	5,638,000	6,262,000		7,292,000	7,859,000
Current assets
Trade and other receivables	18,297,000	21,159,000	20,058,000		26,413,000	18,864,000
Restricted cash	1,700,000	1,700,000	1,700,000		1,700,000	1,700,000
Cash and cash equivalents	22,556,000	42,806,000	66,786,000		48,680,000	62,927,000	£ 212,660,000
Current assets	42,553,000	65,665,000	88,544,000		76,793,000	143,377,000
Total assets	47,732,000	71,303,000	94,806,000		84,085,000	151,236,000
Equity
Share capital	54,753	17,000	17,000		16,681	16,000
Other reserve	99,299,000	111,828,000	97,254,000		86,757,000	94,857,000
Treasury share reserve	(803,000)	(803,000)	(803,000)	£ (803,000)
Share premium	554,391,000	273,824,000	273,824,000		257,704,000	257,197,000
Accumulated deficit	(1,152,283,000)	(440,194,000)	(412,373,000)		(394,257,000)	(344,752,000)
Total Shareholder's (deficit)/equity	(499,341,000)	(55,328,000)	(42,081,000)		(49,779,000)	7,318,000	£ 61,561,000
Non-current liabilities
Lease liabilities	1,620,000	1,588,000	1,748,000		1,977,000	2,645,000
Provisions	620,000	370,000	327,000		256,000	365,000
Trade and other payables	3,991,000	3,728,000	3,955,000		3,922,000	4,153,000
Non-current liabilities	6,231,000	5,686,000	6,030,000		6,155,000	7,163,000
Current liabilities
Derivative financial liabilities	524,242,000	108,636,000	112,770,000		109,291,000	115,247,000
Lease liabilities	581,000	534,000	558,000		643,000	516,000
Warrant liabilities	434,000	287,000	610,000		907,000	4,961,000
Trade and other payables	15,585,000	11,488,000	16,919,000		16,868,000	16,031,000
Current liabilities	540,842,000	120,945,000	130,857,000		127,709,000	136,755,000
Total liabilities	547,073,000	126,631,000	136,887,000		133,864,000	143,918,000
Total equity and liabilities	£ 47,732,000	71,303,000	94,806,000		£ 84,085,000	£ 151,236,000
As Reported
Non-current assets
Property, plant and equipment		3,395,000	3,653,000
Right of use assets		1,978,000	2,128,000
Intangible assets		265,000	481,000
Non-current assets		5,638,000	6,262,000
Current assets
Trade and other receivables		21,159,000	20,058,000
Restricted cash		1,700,000	1,700,000
Cash and cash equivalents		42,806,000	66,786,000
Current assets		65,665,000	88,544,000
Total assets		71,303,000	94,806,000
Equity
Share capital		17,000	17,000
Other reserve		111,828,000	97,254,000
Treasury share reserve		(803,000)	(803,000)
Share premium		273,824,000	273,824,000
Accumulated deficit		(440,194,000)	(412,373,000)
Total Shareholder's (deficit)/equity		(55,328,000)	(42,081,000)
Non-current liabilities
Lease liabilities		1,588,000	1,748,000
Provisions		370,000	327,000
Derivative financial liabilities		108,636,000	112,770,000
Trade and other payables		3,728,000	3,955,000
Non-current liabilities		114,322,000	118,800,000
Current liabilities
Lease liabilities		534,000	558,000
Warrant liabilities		287,000	610,000
Trade and other payables		11,488,000	16,919,000
Current liabilities		12,309,000	18,087,000
Total liabilities		126,631,000	136,887,000
Total equity and liabilities		71,303,000	94,806,000
Adjustment
Non-current liabilities
Derivative financial liabilities		(108,636,000)	(112,770,000)
Non-current liabilities		(108,636,000)	(112,770,000)
Current liabilities
Derivative financial liabilities		108,636,000	112,770,000
Current liabilities		£ 108,636,000	£ 112,770,000